Consolidated Schedule of Investments (unaudited) January 31, 2020	iShares® Bloomberg Roll Select Commodity Strategy ETF (Percentages shown are based on Net Assets)

Security	Par	Value

Short-Term Investments

Commercial Paper — 77.1%
ABB Treasury Center USA Inc., 1.68%, 04/21/20(a)	$950,000	$946,563
American Electric Power Inc., 1.78%, 03/04/20(a)	1,000,000	998,367
AutoZone Inc., 1.70%, 02/07/20(a)	750,000	749,752
Banco Santander SA, 1.58%, 02/21/20(a)	1,100,000	1,098,987
Bell Canada, 1.81%, 03/12/20(a)	1,088,000	1,085,708
Cafco LLC, 1.78%, 03/09/20(a)	1,100,000	1,098,142
Chariot Funding LLC, 1.76%, 03/10/20(a)	1,100,000	1,098,062
Collateralized Commercial Paper Flex Co., 1.79%, 03/06/20(a)	1,100,000	1,098,264
Electricite de France SA, 1.80%, 03/27/20(a)	800,000	797,764
Federation Des Caisses Desjardins Du Quebe, 1.84%, 02/18/20(a)	1,100,000	1,099,129
Hitachi Capital America Corp., 1.80%, 02/07/20(a)	250,000	249,917
Manhattan Asset Funding Co., 1.69%, 02/05/20(a)	250,000	249,944
Marriott International Inc., 1.76%, 02/21/20(a)	1,100,000	1,098,869
Mizuho Bank Ltd., 1.87%, 02/20/20(a)	1,100,000	1,099,022
National Bank of Canada, 1.55%, 02/06/20(a)	1,100,000	1,099,717
Old Line Funding LLC, 1.75%, 03/10/20(a)	300,000	299,481
Oversea-Chinese Banking Corp. Ltd., 1.67%, 02/11/20(a)	1,100,000	1,099,439
Schlumberger Investment SA, 1.72%, 03/27/20(a)	900,000	897,836
Societe Generale SA, 1.77%, 04/08/20(a)	600,000	598,070
Suncor Energy Inc., 1.91%, 03/03/20(a)	1,000,000	998,417
TransCanada PipeLines Ltd., 2.08%, 03/10/20(a)	750,000	748,549

Security	Par/ Shares	Value

Commercial Paper (continued)
VW Credit Inc., 1.99%, 02/03/20(a)	$950,000	$949,867

		19,459,866

U.S. Treasury Obligations — 10.1%
U.S. Treasury Bill
1.40%, 02/04/20(a)	950,000	949,964
1.54%, 03/17/20(a)	1,000,000	998,190
1.56%, 03/03/20(a)	600,000	599,259

		2,547,413

Money Market Funds — 13.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(b)(c)	3,351,000	3,351,000

Total Short-Term Investments — 100.5% (Costs: $25,357,211)		25,358,279

Total Investments in Securities — 100.5% (Cost: $25,357,211)		25,358,279

Other Assets, Less Liabilities — (0.5)%		(133,879)

Net Assets — 100.0%		$25,224,400

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	4,713,000	(1,362,000)	3,351,000	$3,351,000	$13,928	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Bloomberg Roll Select Commodity Index	1,334	03/18/20	$25,134	$(1,319,327)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Bloomberg Roll Select Commodity Strategy ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Commercial Paper	$—	$19,459,866	$—	$19,459,866
U.S. Treasury Obligations	—	2,547,413	—	2,547,413
Money Market Funds	3,351,000	—	—	3,351,000

	$3,351,000	$22,007,279	$—	$25,358,279

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,319,327)	$—	$—	$(1,319,327)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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